Assets Held For Sale and Associated Liabilities	12 Months Ended
Dec. 31, 2024
Assets Held For Sale And Associated Liabilities [Abstract]
Assets Held For Sale and Associated Liabilities
11. ASSETS HELD FOR SALE AND ASSOCIATED LIABILITIES
The following table details the main assets held for sale and associated liabilities as of December 31, 2024:

	Upstream	Downstream	Total
For the year ended December 31, 2024
Assets held for sale
Property, plant and equipment - Mature Fields Project (1)	1,506	-	1,506
Property, plant and equipment - Gas stations	-	10	10
Assets of subsidiary YPF Brasil (2)	-	21	21

	1,506	31	1,537

Liabilities directly associated with assets held for sale
Provision for hydrocarbon wells abandonment obligations - Mature Fields Project (1)	2,051	-	2,051
Provision for environmental liabilities - Mature Fields Project (1)	53	-	53
Liabilities for concessions - Mature Fields Project (1)	14	-	14
Liabilities of subsidiary YPF Brasil (2)	-	18	18

	2,118	18	2,136

(1)	See Note 11 “Mature Fields Project“ section.
(2)	See Note 3 “Sale of equity participation in YPF Brasil” section.
As of December 31, 2023 and 2022, the Group did not classify assets as held for sale.
Mature Fields Project

•	Description of the Mature Fields Project
On February 29, 2024, YPF’s Board of Directors resolved the disposal of certain groups of assets related to the Upstream business segment, mainly mature fields related to the CGU Oil, CGU Gas - Austral Basin and CGU Gas - Neuquina Basin. This disposal of assets related to mature fields, named “Mature Fields Project”, is consistent with the Company’s management plans, which considers that the rationalization of the conventional Upstream portfolio is one of the drivers on which the YPF’s strategy is based, with focus on activities and investments in unconventional fields.
During 2024 YPF signed different assignment agreements for 8 groups of assets (24 areas), subject to the fulfillment of agreed closing conditions, including applicable regulatory and provincial approvals. As of the date of issuance of these consolidated financial statements, the remaining groups of assets, mainly conventional areas of Santa Cruz and Neuquén, are in negotiations with third parties for their disposal or reversion.
The assignment agreements that have met the agreed closing conditions as of December 31, 2024, and therefore the transaction was settled are described below:
Escalante - El Trébol
On October 29, 2024, Decree No. 1,509/2024 was published in the Official Gazette of the Province of Chubut, which authorized the assignment of 100% of YPF’s rights and obligations in the “Escalante - El Trébol” exploitation concession in favor of PECOM Servicios Energía S.A.U. (“PECOM”), being the granting of the extension of such concession subject to the fulfillment of certain conditions by YPF and by PECOM.
On November 15, 2024, after the fulfillment of all the closing conditions by YPF and PECOM, the transfer of 100% of the rights and obligations of YPF in such exploitation concession in favor of PECOM was formalized. In the context of this transaction, YPF received 87.
Llancanelo and Llancanelo R
On November 28, 2024, Resolution No. 335/2024 was published in the Official Gazette of the Province of Mendoza, which authorized the transfer of 100% of YPF’s rights and obligations in the “Llancanelo” and “Llancanelo R” exploitation concessions in favor of Petroquímica Comodoro Rivadavia S.A. (“PCR”).

On December 5, 2024, after the fulfillment of all the closing conditions by YPF and PCR, the transfer of 100% of the rights and obligations of YPF in such exploitation concessions in favor of PCR was formalized. In the context of this transaction, YPF received 29.
As of December 31, 2024, based on the closing of the aforementioned assignment agreements for the “Escalante - El Trébol”, “Llancanelo” and “Llancanelo R” exploitation concessions and considering the fair value less costs to sell of such groups of assets, the result from the sale of such assets did not have significant effects. Additionally, the derecognition of the carrying amount of net assets held for sale and liabilities directly associated with assets held for sale related to such exploitation concessions was 110 as of such date.
The assignment agreements that have met the agreed closing conditions as of the date of issuance of these consolidated financial statements, and therefore the transaction was settled after the end of the year ended December 31, 2024, are described below. Consequently, the disposal of these groups of assets did not meet the requirements of IFRS 5 to recognize their sale at the end of the year as of December 31, 2024, and therefore these groups of assets continue to be classified as held for sale as of that date.
Estación Fernández Oro
On December 19, 2024, Decree No. 525/2024 was published in the Official Gazette of the Province of Río Negro, which authorized the transfer of 100% of YPF’s rights and obligations in the “Estación Fernández Oro” exploitation concession in favor of Quintana E&P Argentina S.R.L., Quintana Energy Investments S.A., and Gas Storage and Midstream Services S.A. (“Quintana Consortium”).
On February 3, 2025, after the fulfillment of all the closing conditions by YPF and Quintana Consortium, the transfer of 100% of the rights and obligations of YPF in such exploitation concessions in favor of Quintana Consortium was formalized. In the context of this transaction, YPF received 23.
Campamento Central - Cañadón Perdido
On January 6, 2025, Decree No. 1,892/2024 was published in the Official Gazette of the Province of Chubut, which authorized the transfer of 100% of the rights and obligations in the “Campamento Central - Cañadón Perdido” exploitation concession, in which YPF held a working interest of 50%, in favor of PECOM.
On January 31, 2025, after the fulfillment of all the closing conditions by YPF and PECOM, the transfer of 100% of the rights and obligations of YPF in such exploitation concessions in favor of PECOM was formalized. In the context of this transaction, YPF received 28.
At the closing date of the aforementioned assignment agreements for the “Estación Fernández Oro” and “Campamento Central - Cañadón Perdido” exploitation concessions and considering the fair value less costs to sell of such groups of assets, the result from the sale of such assets does not have significant effects. Additionally, the derecognition of the carrying amount of net assets held for sale and liabilities directly associated with assets held for sale related to such exploitation concessions is 45.
As of the date of issuance of these consolidated financial statements, as mentioned above, the Company has signed assignment agreements for certain groups of assets that are subject to closing conditions mainly related to regulatory and provincial approvals, for which the Company is taking the necessary steps to close; and it is highly probable that these assets will be disposed. In addition, the Company maintains groups of assets as held for sale for which agreements have not yet been signed but continuous in negotiations with third parties for their disposal or reversal. The delay in the fulfillment of the plan for the disposal of mature fields is due to the complexity of the negotiations, which is beyond the Company’s control. However, YPF remains committed to its plan for the disposal of such assets, with active negotiations with third parties including, among others, the operational optimization plan executed in the Province of Santa Cruz mentioned below; as well as compliance with the closing conditions of the signed assignment agreements. As of the date of issuance of these consolidated financial statements, the Company considers that the disposal of such assets continues to be highly probable during 2025.
•	Accounting matters
As of December 31, 2023, considering the aforementioned YPF’s Board of Directors’ decision, impairment indicators under IAS 36 were evaluated for each group of assets. Accordingly, the Company performed an impairment review separately from its CGU and recognized an impairment charge of property, plant and equipment (see Note 8). The disposal of these groups of assets did not meet the requirements of IFRS 5 to be classified as held for sale as of December 31, 2023, therefore these groups of assets were not classified as held for sale as of that date.
In February 2024, after the fulfillment of all the requirements of IFRS 5, the assets were reclassified from the “Property, plant and equipment” line item to the “Assets held for sale” line item and the related provisions for hydrocarbon wells abandonment obligations and for environmental liabilities and liabilities for concessions to the “Liabilities directly associated with assets held for sale” line item as current items in the statement of financial position.
Considering that, after their classification, the assets classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell (“fair value”), the Company evaluates the changes in fair value, recognizing, for such changes, a profit up to the limit of the impairment loss previously recognized or an impairment loss in addition to that previously recognized (see Note 2.b.13)). Considering, most of the transactions of oil and gas assets in Argentina during recent years are related to fields where the main targeted reservoirs are unconventional formations (specifically, the Vaca Muerta formation), and for the transactions that could be considered comparable to the assets evaluated in each disposal group, the publicly available information was insufficient to derive conclusions for a fair value in active markets for identical assets to those of each disposal group (Level 1), or inputs other than quoted prices included within Level 1 that are observable for the assets, either directly or indirectly (Level 2), the recoverable amount for each disposal group was determined in accordance with the offers received and the sales agreements for the groups of assets with signed assignment agreements (Level 3) and/or by applying an asset valuation technique commonly used in the oil and gas industry, which is the discounted cash flow analysis technique. This valuation technique is considered Level 3 in the fair value hierarchy due to the unobservable inputs used in the valuation and represents the fair value for the groups of assets to be reversed or under negotiation for disposal.
This valuation technique required projections of production, operating expenses, capital expenditures, hydrocarbon wells abandonment costs, royalties and taxes, and the date of the termination of the concessions. The key assumptions to which the disposal groups recoverable amounts are most sensitive are production, crude oil and natural gas prices, discount rate and macroeconomic variables. Values for reserves were expressed in terms of future gross revenues, future net revenues, present value and considering a ten-year
extension of the termination of certain concessions expiring before 2030. Future net revenues were calculated by deducting from future gross revenues royalties paid in cash, operating expenses, capital expenditures and hydrocarbon wells abandonment costs, production taxes, and income tax. Operating expenses include fields operating expenses, transportation and processing expenses, and an allocation of overhead that directly relates to production activities. Capital expenditures include drilling and completion costs, facilities costs, and maintenance costs. Hydrocarbon wells abandonment costs are those costs associated with the removal of facilities, plugging of wells and reclamation and restoration associated with abandonment of hydrocarbon wells. Severance indemnities and operating optimizations expenditures were not considered. The recoverable amount was defined as future net revenues discounted at a discount rate after income tax, which as of December 31, 2024 was 15%.
As of December 31, 2024, based on the aforementioned evaluation of the changes in the fair value, the Company recognized a loss due to changes in the fair value of assets held for sale by 260 in the “Other net operating results” line item in the statement of comprehensive income, mainly generated by the more pronounced decline of the fields and the lower production than expected due to its performance. The carrying amount of the assets held for sale may be adjusted in future periods depending on the results of the disposal process carry out by YPF and the economic consideration to be agreed with third parties for such assets.
Additionally, and in relation to the Mature Fields Project, in December 2024, the Company has committed to an optimization plan that involves operating efficiency measures related to the reduction of third party employees directly or indirectly affected to the operation of areas in the Province of Santa Cruz related to certain groups of assets held for disposal. For such concept, for the year ended December 31, 2024, the Company recognized a charge for 266 in the “Provision for operating optimizations” line under “Other operating results, net” line item in the statement of comprehensive income.
In relation to the Company’s own personnel and for the assignment agreements signed for 8 groups of assets (24 areas) mentioned above, the Company, for the year ended December 31, 2024, recognized a charge for severance indemnities of 63 in the “Provision for severance indemnities” line under “Other operating results, net” line item in the statement of comprehensive income.